Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets by Region
Revenue	€ 30,871	€ 27,842	€ 27,338
EMEA
Non-Current Assets by Region
Revenue	13,081	12,589	12,067
Americas
Non-Current Assets by Region
Revenue	13,295	10,969	11,106
APJ
Non-Current Assets by Region
Revenue	4,495	4,285	4,165
Constant currency
Non-Current Assets by Region
Revenue	30,871	27,842
Actual Currency
Non-Current Assets by Region
Revenue	30,871	27,842	27,338
Operating segments | Constant currency
Non-Current Assets by Region
Revenue	28,042	27,357
Operating segments | Constant currency | EMEA
Non-Current Assets by Region
Revenue	12,478	12,363
Operating segments | Constant currency | Americas
Non-Current Assets by Region
Revenue	11,286	10,773
Operating segments | Constant currency | APJ
Non-Current Assets by Region
Revenue	4,278	4,221
Operating segments | Actual Currency
Non-Current Assets by Region
Revenue	29,720	26,984	26,422
Operating segments | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	12,725	12,362	11,898
Operating segments | Actual Currency | Americas
Non-Current Assets by Region
Revenue	12,619	10,471	10,514
Operating segments | Actual Currency | APJ
Non-Current Assets by Region
Revenue	4,376	4,151	4,011
Operating segments | Applications, Technology & Services | Constant currency
Non-Current Assets by Region
Revenue	26,772	26,400
Operating segments | Applications, Technology & Services | Constant currency | EMEA
Non-Current Assets by Region
Revenue	12,280	12,206
Operating segments | Applications, Technology & Services | Constant currency | Americas
Non-Current Assets by Region
Revenue	10,319	10,062
Operating segments | Applications, Technology & Services | Constant currency | APJ
Non-Current Assets by Region
Revenue	4,173	4,132
Operating segments | Applications, Technology & Services | Actual Currency
Non-Current Assets by Region
Revenue	28,298	26,054	25,742
Operating segments | Applications, Technology & Services | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	12,507	12,209	11,800
Operating segments | Applications, Technology & Services | Actual Currency | Americas
Non-Current Assets by Region
Revenue	11,531	9,780	9,986
Operating segments | Applications, Technology & Services | Actual Currency | APJ
Non-Current Assets by Region
Revenue	4,259	4,064	3,956
Operating segments | Qualtrics | Constant currency
Non-Current Assets by Region
Revenue	1,271	957
Operating segments | Qualtrics | Constant currency | EMEA
Non-Current Assets by Region
Revenue	198	157
Operating segments | Qualtrics | Constant currency | Americas
Non-Current Assets by Region
Revenue	967	711
Operating segments | Qualtrics | Constant currency | APJ
Non-Current Assets by Region
Revenue	105	89
Operating segments | Qualtrics | Actual Currency
Non-Current Assets by Region
Revenue	1,423	930	681
Operating segments | Qualtrics | Actual Currency | EMEA
Non-Current Assets by Region
Revenue	218	153	97
Operating segments | Qualtrics | Actual Currency | Americas
Non-Current Assets by Region
Revenue	1,087	690	528
Operating segments | Qualtrics | Actual Currency | APJ
Non-Current Assets by Region
Revenue	€ 117	€ 87	€ 55